Other Comprehensive Income (Schedule Of Accumulated Other Comprehensive Income (Loss)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Other Comprehensive Income (Loss) [Abstract]
Foreign currency translation adjustments, Beginning Balance	¥ (14,738)	¥ (11,507)	¥ (8,893)
Foreign currency translation adjustments, Change during the year	864	(3,231)	(2,614)
Foreign currency translation adjustments, Reclassification adjustments	558
Foreign currency translation adjustments	1,422	(3,231)	(2,614)
Foreign currency translation adjustments, Ending Balance	(13,316)	(14,738)	(11,507)
Net unrealized gains (losses) on securities, Beginning Balance	773	832	56
Net unrealized gains (losses) on securities, Change during the year	(216)	(311)	742
Net unrealized gains (losses) on securities, Reclassification adjustments for realized portion	818	252	34
Net unrealized gains (losses) arising during the year	602	(59)	776
Net unrealized gains (losses) on securities, Ending Balance	1,375	773	832
Pension related adjustment, Beginning Balance	(4,305)	(4,184)	(5,750)
Pension related adjustment, Change during the year	(6,565)	(401)	1,241
Pension related adjustment, Reclassification adjustments for realized portion	237	280	325
Pension related adjustment	(6,328)	(121)	1,566
Pension related adjustment, Closing Balance	(10,633)	(4,305)	(4,184)
Net unrealized gains (losses) on derivative instruments, Beginning Balance
Net unrealized gains (losses) on derivative instruments, Change during the year	(55)
Net unrealized gains (losses) on derivative instruments, Reclassification adjustments	55
Net unrealized gains (losses) on derivative instruments
Net unrealized gains (losses) on derivative instruments, Ending Balance
Accumulated other comprehensive income (loss), net of tax, Beginning Balance	(18,270)	(14,859)	(14,587)
Accumulated other comprehensive income (loss), Change during the year	(5,972)	(3,943)	(631)
Accumulated other comprehensive income (loss), Reclassification adjustments for realized portion	1,668	532	359
Total other comprehensive income (loss)	(4,304)	(3,411)	(272)
Accumulated other comprehensive income (loss), net of tax, Ending Balance	¥ (22,574)	¥ (18,270)	¥ (14,859)